Net sales (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	10.00%
Trade receivables [member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	43.00%	49.00%
Customer 1 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	32.00%	28.00%	28.00%
Customer 2 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	13.00%	15.00%	22.00%
Customer 3 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	11.00%	10.00%	22.00%